INCOME TAXES - Schedule of Reconciliation of Federal Statutory Rate to Company's Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. federal tax benefit at statutory rate	21.00%	21.00%
State taxes, net of federal benefit	1.90%	2.10%
Permanent differences	3.60%	2.00%
Foreign rate differential	0.20%	0.50%
Valuation allowance	0.00%	(2.10%)
Other	(1.20%)	(9.00%)
Effective tax rate	25.50%	14.50%